SHORT-TERM AND LONG-TERM DEBT (Details)	6 Months Ended		12 Months Ended	6 Months Ended			1 Months Ended	12 Months Ended							1 Months Ended				1 Months Ended			1 Months Ended	6 Months Ended				1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% senior unsecured convertible bonds due 2016 [Member]	Jun. 30, 2013 3.75% senior unsecured convertible bonds due 2016 [Member] USD ($)	Dec. 31, 2012 3.75% senior unsecured convertible bonds due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% senior unsecured convertible bonds due 2016 [Member] USD ($)	Oct. 31, 2012 NOK600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Jun. 30, 2013 NOK600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Jan. 31, 2013 3.25% senior unsecured convertible bonds due 2018 [Member] USD ($)	Jun. 30, 2013 3.25% senior unsecured convertible bonds due 2018 [Member] USD ($)	Dec. 31, 2012 3.25% senior unsecured convertible bonds due 2018 [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] USD ($)	Apr. 30, 2006 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 210 million secured term loan facility [Member] USD ($) vessels subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] USD ($) vessels subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] vessels	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 77 million secured term loan facility [Member] USD ($) vessels subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 77 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Feb. 28, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($) Twenty_Foot_Equivalent_Unit	Mar. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) tankers subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Sep. 30, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 58 million secured revolving credit facility [Member] USD ($) subsidiaries vessels Twenty_Foot_Equivalent_Unit	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 54 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] USD ($)	May 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 171 million secured term loan facility [Member] USD ($) subsidiaries Twenty_Foot_Equivalent_Unit vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 167 million secured term loan facility USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 167 million secured term loan facility USD ($)	Mar. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Nov. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $53 million secured term loan facility [Member] USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $53 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $53 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $70 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $70 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $70 million secured term loan facility [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,679,292,000		$ 1,831,200,000	$ 0	$ 247,766,000			436,500,000			$ 71,841,000	436,500,000	$ 78,505,000			$ 125,000,000	$ 125,000,000			$ 98,750,000	$ 107,910,000		$ 350,000,000	$ 0	$ 1,033,701,000	$ 1,272,019,000		$ 174,800,000	$ 174,800,000		$ 78,200,000	$ 82,400,000			$ 42,300,000	$ 45,500,000	$ 5,000,000	$ 7,000,000			$ 26,800,000	$ 29,300,000		$ 0	$ 23,000,000	$ 33,400,000	$ 34,800,000		$ 97,700,000	$ 313,000,000		$ 33,400,000	$ 34,800,000			$ 43,900,000	$ 45,900,000	$ 72,500,000	$ 52,500,000			$ 65,500,000		$ 68,400,000		$ 152,400,000	$ 140,300,000			$ 120,100,000	$ 130,300,000		$ 36,800,000	$ 36,800,000		$ 51,000,000	$ 53,200,000
Short-term debt																																																																														70,000,000	70,000,000	0
Total short-term and long-term debt	1,749,292,000		1,831,200,000
Less: Short-term debt and current portion of long-term debt	(275,124,000)		(157,689,000)
Total long-term debt, non-current portion	1,474,168,000		1,673,511,000
Long-term Debt, by Maturity [Abstract]
2013 (remaining six months)	65,776,000
2014	371,424,000
2015	134,799,000
2016	184,454,000
2017	194,704,000
Thereafter	798,135,000
Weighted average interest rate (in hundredths)																									4.11%	4.17%
Three month dollar LIBOR rate (in hundredths)																									0.28%	0.31%
Three month Norwegian kroner NIBOR rate (in hundredths)																									1.66%	1.83%
Maturity date of debt				2013			2014								2016				10/19/2017			2018
Debt instrument, face amount						580,000,000								500,000,000				125,000,000	600,000,000			350,000,000					210,000,000			149,000,000				77,000,000					30,000,000	49,000,000			58,000,000					42,600,000			725,000,000			42,600,000	54,000,000					95,000,000	75,400,000				171,000,000			55,000,000	166,800,000			184,000,000			53,200,000			70,000,000
Stated interest rate						8.50%												3.75%				3.25%
Amount of debt repurchased								10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of bonds	(1,109,000)	129,000	(122,000)	(1,109,000)
Earliest redemption date							Oct. 07, 2013
Notice of redemption (in days)														30 days					30 days
Redemption price of debt (in hundredths)														100.50%					100.50%
Convertible bonds time period																10 days							10 days
Conversion price (in dollars per share)																$ 21.22		$ 27.05				$ 21.945	$ 21.4333
Premium of conversion price to share price (in hundredths)																		35.00%				33.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																130.00%
Shares loaned to affliate																						6,060,606
Related party share loan fee																						1,000,000
Financing costs, not amortized	20,722,000	0	0																				20,700,000
Amortization of deferred charges	5,303,000	2,836,000	5,866,000																				1,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																											5			5				2						2			2												2						3				8				5			4			2
Number of new vessels acquired that were partly funded by secured term loan facility																											5			5				2						2
Maximum amount guaranteed by parent																											21,000,000
Term of loan																											12 years			7 years				7 years					7 years	10 years			5 years					5 years			5 years			5 years	8 years					7 years	8 years				10 years				6 years			12 years			5 years
Available borrowing capacity																																					1,000,000				200,000			16,400,000					208,700,000
Current borrowing capacity with restrictions																																																																									18,400,000
Number of vessels sold																																	1																2	7
Number of remaining vessels relating to loan facility																															4																		17
Capacity of container vessel in twenty-foot equivalent units (TEU)																																							1,700				1,700																						1,700
Number of vessels against which loan was secured																																											2								26										3				7				5			4			2
Number of vessels delivered																																																														1	2
Amount available to draw																																																																									147,200,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																				50.00%
Refinaced debt																																																																					350,000,000
Debt covenant, minimum available cash on consolidated basis	$ 25,000,000
Debt covenant, maximum ratio of total liabilities to adjusted total assets	0.80
Debt instrument, covenant, fair market value of vessels minimum percentage	100.00%
Debt instrument, covenant, fair market value of vessels maximum percentage	140.00%